CASH EQUIVALENTS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Equivalents, at Carrying Value	$ 1,054,790	$ 2,050,590
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.35%